Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) - Troubled Debt Restructurings on Financing Receivables (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Commercial [Member]	Dec. 31, 2011 Commercial [Member]	Dec. 31, 2012 Construction [Member]	Dec. 31, 2011 Commercial Real Estate Other Receivable [Member]	Dec. 31, 2011 Residential Real Estate [Member]
Troubled Debt Restructurings:
Number of Contracts	8	2	4	1	2	1
Pre-Modification Outstanding Recorded Investment		$ 137,028	$ 329,889	$ 1,278,362	$ 840,106	$ 519,913
Post-Modification Outstanding Recorded Investment		$ 86,794	$ 329,889	$ 1,261,000	$ 840,106	$ 519,913